NJEDA BONDS (Details 2) (USD $)			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Bond [Member]
Bond Issue Costs	$ 354,453	$ 354,453
Accumulated Amortization	(107,519)	(93,030)
Unamortized Balance	246,934	261,423
Amortization Expense Current Quarter			$ (14,489)